General and administrative expenses	6 Months Ended
Jun. 30, 2016
General and administrative expenses
12 General and administrative expenses
in	2Q16	1Q16	2Q15	6M16	6M15
General and administrative expenses (CHF million)
Occupancy expenses	242	248	250	490	493
IT, machinery, etc.	278	297	296	575	612
Provisions and losses	91	78	131	169	204
Travel and entertainment	81	90	95	171	184
Professional services	739	804	744	1,543	1,376
Amortization and impairment of other intangible assets	2	2	5	4	11
Other	327	329	407	656	786
General and administrative expenses	1,760	1,848	1,928	3,608	3,666